UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-02835

                       AllianceBernstein Capital Reserves
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: June 30, 2004

                  Date of reporting period: September 30, 2004

ITEM 1.       SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
September 30, 2004  (unaudited)               AllianceBernstein Capital Reserves

Principal
 Amount
  (000)                      Security (a)                              Yield           Value
--------------------------------------------------------------------------------------------------
             COMMERCIAL PAPER -- 52.4%
             ASB Bank, Ltd.
  11,000     12/03/04 (b)                                              1.83%      $     10,964,772
  20,000     1/26/05 (b)                                               1.90             19,876,500
             Atlantis One Funding Corp.
  43,000     10/13/04 (b)                                              1.60             42,977,067
  50,000     10/19/04 (b)                                              1.65             49,958,750
  35,000     12/10/04 (b)                                              1.83             34,875,458
  10,000     1/25/05 (b)                                               1.90              9,938,778
             Bank of America Corp.
  65,200     11/8/04                                                   1.60             65,089,884
  42,000     12/20/04                                                  1.87             41,825,467
             Bank of Ireland
  70,000     12/9/04                                                   1.80             69,759,171
  83,000     1/7/05                                                    1.89             82,574,095
             Banque Caisse d'Epargne L'Etat
 163,000     12/20/04                                                  1.11            162,599,744
  74,500     12/23/04                                                  1.13             74,305,907
  65,000     1/28/05                                                   1.96             64,578,872
             Barclays Funding Corp.
 100,000     12/8/04                                                   1.79             99,661,889
 100,000     11/26/04                                                  1.84             99,713,778
             Barton Capital Corp.
  50,000     11/16/04 (b)                                              1.78             49,886,278
             Caisse Nationale Des Caisses D'epargne
 125,000     11/10/04                                                  1.64            124,772,222
             CDC Commercial Paper, Inc.
  80,000     11/15/04                                                  1.60             79,840,000
  88,000     11/12/04 (b)                                              1.65             87,830,600
             Citigroup Global Markets Holdings, Inc.
 105,500     10/19/04                                                  1.57            105,417,182
  25,500     11/1/04                                                   1.75             25,461,573
             Danske Corp.
  65,000     10/25/04                                                  1.56             64,932,400
             Depfa Bank Plc
  21,550     10/7/04                                                   1.51             21,544,577
  42,000     10/26/04                                                  1.64             41,952,312
  42,000     11/12/04                                                  1.64             41,919,640
  60,000     12/10/04                                                  1.80             59,790,583
             Deutsche Bank
  70,700     11/10/04                                                  1.73             70,564,492
             Edison Asset Securitization
  50,000     12/06/04 (b)                                              1.79             49,835,917
             European Investment Bank
  40,100     10/6/04                                                   1.50             40,091,646
             Fairway Finance Corp.
  10,000     12/15/04 (b)                                              1.86              9,961,250
             Fountain Square Commerce Funding
  35,000     11/15/04 (b)                                              1.76             34,923,000
  50,000     11/24/04 (b)                                              1.83             49,862,750
             Galaxy Funding, Inc.
 178,000     11/24/04 (b)                                              1.67            177,554,110
  70,000     11/29/04 (b)                                              1.84             69,788,911

Principal
 Amount
  (000)                      Security (a)                              Yield           Value
--------------------------------------------------------------------------------------------------
             General Electric Capital Corp.
 100,000     10/20/04                                                  1.61             99,915,028
  70,000     12/8/04                                                   1.80             69,762,000
             General Electric Capital Services
  50,000     12/7/04                                                   1.79             49,833,431
             Giro Balanced Funding
  50,000     10/06/04 (b)                                              1.58             49,989,028
  70,000     10/15/04 (b)                                              1.74             69,952,633
  50,000     10/18/04 (b)                                              1.75             49,958,680
  97,281     12/17/04 (b)                                              1.86             96,893,984
             HBOS Treasury Services Plc
  20,000     11/2/04                                                   1.62             19,971,200
  39,896     11/5/04                                                   1.64             39,832,582
  22,000     11/10/04                                                  1.64             21,959,911
  21,000     11/16/04                                                  1.66             20,955,457
  70,000     12/17/04                                                  1.68             69,748,466
             HSBC Bank Plc
 126,000     11/9/04                                                   1.64            125,776,140
  70,000     1/25/05                                                   1.98             69,553,400
             ING Insurance Holdings, Inc.
   8,000     11/22/04                                                  1.70              7,980,356
  11,250     11/16/04                                                  1.78             11,224,412
  62,000     12/3/04                                                   1.80             61,804,700
             Jupiter Securitization Corp.
  47,000     10/12/04 (b)                                              1.60             46,977,022
             KFW International Finance, Inc.
  58,100     10/18/04                                                  1.23             58,066,254
             Kitty Hawk Funding
  56,000     10/12/04 (b)                                              1.60             55,972,622
  70,000     11/15/04 (b)                                              1.76             69,846,000
             Landesbank Baden-Wurttemberg
  77,800     11/16/04                                                  1.65             77,635,972
             Natexis Banque
  87,500     10/18/04                                                  1.61             87,433,476
  14,000     11/22/04                                                  1.68             13,966,026
             National Bank of New Zealand
  63,000     10/5/04                                                   1.15             62,991,950
             Network Rail Finance Plc
  36,000     10/14/04 (b)                                              1.17             35,984,790
  70,000     10/19/04 (b)                                              1.53             69,946,450
 100,000     10/06/04 (b)                                              1.58             99,978,056
  61,000     11/22/04 (b)                                              1.70             60,850,211
             Newport Funding Corp.
  50,000     12/01/04 (b)                                              1.74             49,852,583
 135,000     11/16/04 (b)                                              1.78            134,692,950
             Nordea North America, Inc.
  15,000     11/12/04                                                  1.64             14,971,300
  15,000     11/18/04                                                  1.79             14,964,300
             Nordeutsche Ladesbank
  54,000     11/09/04 (b)                                              1.64             53,904,060
 105,000     11/15/04 (b)                                              1.65            104,783,437
  70,000     11/10/04 (b)                                              1.73             69,865,445
  43,000     11/16/04 (b)                                              1.73             42,904,946
             Northern Rock Plc
  50,000     10/8/04                                                   1.51             49,985,368
  35,000     10/21/04                                                  1.59             34,969,083
  25,000     10/22/04                                                  1.59             24,976,813
  41,500     11/19/04                                                  1.63             41,407,927
             Old Line Funding
  60,000     12/20/04 (b)                                              1.87             59,750,667

Principal
 Amount
  (000)                      Security (a)                              Yield           Value
--------------------------------------------------------------------------------------------------
             Private Export Funding
   8,095     1/06/05 (b)                                               1.90              8,053,558
  24,938     1/11/05 (b)                                               1.90             24,803,751
             Prudential Plc
  20,000     10/08/04 (b)                                              1.52             19,994,089
  50,000     11/02/04 (b)                                              1.63             49,927,555
  46,000     11/10/04 (b)                                              1.64             45,916,178
  50,000     11/18/04 (b)                                              1.70             49,886,667
  14,000     12/13/04 (b)                                              1.79             13,949,184
             Royal Bank Scotland Plc
 100,000     11/1/04                                                   1.65             99,857,917
             San Paolo Financial
  40,000     11/19/04                                                  1.68             39,908,533
             Santander Finance
 113,000     11/10/04                                                  1.65            112,793,461
  50,000     11/22/04                                                  1.75             49,873,611
             Scaldis Capital Llc
  30,000     10/14/04 (b)                                              1.72             29,981,367
             Sheffield Receivables
 121,000     10/21/04 (b)                                              1.78            120,880,344
             Societe Generale
  56,600     12/23/04                                                  1.12             56,453,846
             Swedbank Forenings
  50,000     12/9/04                                                   1.79             49,828,458
             Toyota Motor Credit Co.
  75,000     10/1/04                                                   1.50             75,000,000
  25,000     10/13/04                                                  1.58             24,986,833
  50,000     11/12/04                                                  1.64             49,904,334
             Unicredito Delaware, Inc.
  80,800     11/23/04                                                  1.66             80,602,534
             Windmill Funding Corp.
 113,000     10/04/04 (b)                                              1.59            112,985,028
  35,000     11/08/04 (b)                                              1.64             34,939,411
                                                                                  ----------------
             Total Commercial Paper
             (amortized cost $5,656,945,350)                                         5,656,945,350
                                                                                  ----------------

             CERTIFICATES OF DEPOSIT -- 23.7%
             Banco Bilbao Vizcaya
 125,000     1.67%, 11/22/04                                           1.66            125,000,899
             Bank of Nova Scotia
  65,000     1.63%, 11/03/04                                           1.63             65,000,000
             Branch Banking & Trust
  80,000     1.56%, 10/01/04                                           1.56             80,000,000
             Caylon
  70,000     1.53%, 10/15/04                                           1.52             70,000,136
             Citibank NA
  70,000     1.65%, 11/15/04                                           1.65             70,000,000
  53,000     1.68%, 11/23/04                                           1.68             53,000,000
             Credit Agricole Indosuez
  73,500     1.26%, 12/29/04                                           1.26             73,500,000
             Credit Lyonnais Bank
  55,000     1.23%, 12/31/04                                           1.14             55,011,580
             CS First Boston Corp.
  62,500     1.65%, 11/12/04                                           1.65             62,500,000
 100,000     1.85%, 11/29/04                                           1.85            100,000,000
             Deutsche Bank
  93,000     1.25%, 10/25/04                                           1.20             93,003,043
             Dexia CLF Finance Co.
  74,500     1.14%, 12/29/04                                           1.14             74,500,000
 120,000     1.73%, 11/08/04                                           1.73            120,000,000

Principal
 Amount
  (000)                      Security (a)                              Yield           Value
--------------------------------------------------------------------------------------------------
             Fortis Funding
  87,000     1.15%, 10/15/04                                           1.60             86,984,942
  20,000     1.78%, 12/24/04                                           1.78             20,000,000
             HBOS Treasury Services Plc
  74,500     1.14%, 12/31/04                                           1.14             74,500,000
             HSBC Bank Plc
 137,000     1.26%, 1/13/05                                            1.88            136,752,237
             HSH Norbank AG
 100,000     1.85%, 2/01/05                                            1.85            100,000,000
  23,500     1.88%, 1/24/05                                            1.88             23,500,000
             Landesbank Baden-Wurttemberg
  62,000     1.37%, 10/15/04                                           1.36             62,000,120
             Landesbank Hessen Thueringen
  70,000     1.66%, 11/18/04                                           1.66             70,000,232
             Nordea Bank Finland Plc
  34,000     1.45%, 11/15/04                                           1.45             34,000,000
  60,600     1.89%, 1/24/05                                            1.89             60,600,000
             Royal Bank Scotland Plc FRN
  57,000     1.74%, 6/20/05                                            1.77             56,987,588
             Southtrust Bank NA
  80,000     1.51%, 10/12/04                                           1.51             80,000,000
             Toronto Dominion Bank
  81,000     1.78%, 11/18/04                                           1.78             81,000,000
             Washington Mutual
  44,600     1.64%, 10/26/04                                           1.64             44,600,000
  46,500     1.72%, 11/19/04                                           1.72             46,500,000
             Wells Fargo Bank
  95,000     1.69%, 11/09/04                                           1.69             95,000,000
 107,000     1.71%, 11/08/04                                           1.71            107,000,000
 140,000     1.74%, 11/02/04                                           1.74            140,000,000
             WestLB AG
  50,000     1.59%, 10/20/04                                           1.59             50,000,000
  30,000     1.76%, 12/17/04                                           1.76             30,000,000
 115,000     1.76%, 12/27/04                                           1.76            115,000,000
                                                                                  ----------------
             Total Certificates of Deposit
             (amortized cost $2,555,940,777)                                         2,555,940,777
                                                                                  ----------------
             CORPORATE OBLIGATIONS -- 12.7%
             Aid Housing Guaranty Project FRN (Portugal)
   7,813     2.44%, 12/01/16                                           2.44              7,812,500
             Bank of America Corp.
  56,000     1.62%, 10/28/04                                           1.62             56,000,000
             Beta Finance, Inc.
  70,000     1.43%, 10/27/04 MTN (b)                                   1.43             69,999,423
  50,000     1.83%, 2/02/05 FRN (b)                                    1.82             50,000,847
  35,500     1.83%, 1/28/05 FRN (b)                                    1.83             35,500,227
  52,000     1.83%, 2/09/05 FRN (b)                                    1.83             52,001,285
             Centauri Corp. FRN
  75,000     1.78%, 8/25/05 (b)                                        1.78             75,000,000
  71,500     1.83%, 1/28/05 (b)                                        1.83             71,499,323
             Chase Bank USA FRN
 143,000     1.70%, 5/11/05                                            1.70            143,000,000
             Dorada Finance, Inc. FRN
  90,000     1.68%, 8/25/05 (b)                                        1.68             90,000,000
  71,000     1.83%, 1/26/05 (b)                                        1.83             71,000,446
             Greenwich Capital Holdings Funding Corp.
 145,000     1.77%, 12/20/04 FRN                                       1.77            145,000,000
             K2 (USA) Llc FRN
 108,000     1.81%, 3/24/05 (b)                                        1.82            107,995,042

Principal
 Amount
  (000)                      Security (a)                              Yield           Value
--------------------------------------------------------------------------------------------------
             Sigma Finance, Inc. FRN MTN
  70,000     1.75%, 8/17/05 (b)                                        1.77             70,010,373
  70,000     1.79%, 9/23/05 (b)                                        1.82             69,981,109
  75,000     1.82%, 5/31/05 (b)                                        1.84             74,990,242
  50,000     1.98%, 12/17/04 (b)                                       1.87             50,012,411
             US Bank
 130,000     1.78%, 1/04/05                                            1.80            129,994,386
                                                                                  ----------------
             Total CORPORATE OBLIGATIONS
             (amortized cost $1,369,797,614)                                         1,369,797,614
                                                                                  ----------------
             U.S. GOVERNMENT SPONSORED AGENCY OBLIGATIONS -- 5.1%
             Federal Home Loan Bank
  41,000     1.17%, 12/16/04                                           1.17             41,000,000
             Federal National Mortgage Association
 128,000     1.54%, 10/28/04 FRN                                       1.58            127,996,223
 370,000     1.58%, 2/11/05 FRN                                        1.60            369,972,988
   6,000     1.88%, 10/03/05 FRN                                       1.93              5,996,064
                                                                                  ----------------
             Total U.S. Government Sponsored Agency Obligations
             (amortized cost $544,965,275)                                             544,965,275
                                                                                  ----------------
             REPURCHASE AGREEMENTS -- 6.1%
             Dresdner Bank
   8,000     1.90%, dated 9/30/04, due 10/01/04 in the amount of
             $8,000,422 (cost $8,000,000; collateralized by
             $8,170,000 U.S. Treasury Note, 2.37%, due 8/15/06,
             value $8,164,271) (c)                                     1.90              8,000,000
             Goldman Sachs & Co.
 455,000     1.79%-1.90%, dated 9/28/04 to 9/30/04, due 10/01/04
             to 10/29/04 in the amount of $455,567,357
             (cost $455,000,000; collateralized by $461,979,932
             FNMAs, 4.50% to 6.00%, due 05/01/33 to 09/01/34,
             value $464,100,100)                                       1.79            455,000,000
             Greenwich Funding Corp.
 200,000     1.90%, dated 9/30/04, due 10/01/04 in the amount of
             $200,010,556 (cost $200,000,000; collateralized by
             $313,104,237 FHLB and FNMAs, 0.00%, due 3/03/06 to
             8/01/34, value $204,003,991) (c)                          1.90            200,000,000
                                                                                  ----------------
             Total Repurchase Agreements
             (amortized cost $663,000,000)                                             663,000,000
                                                                                  ----------------
             TOTAL INVESTMENTS -- 100.0%
             (amortized cost $10,790,649,016)                                       10,790,649,016
             Other assets less
             liabilities -- 0.0%                                                         4,025,829
                                                                                  ----------------
             NET ASSETS -- 100%                                                   $ 10,794,674,845
                                                                                  ----------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Securities issued in reliance on section 4(2) or Rule 144A of the Securities and Exchange Act of 1933. Rule 144A securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate market value of these securities amounted to $3,319,645,565 or 30.8% of net assets.

(c)  Repurchase Agreements which are terminable within 7 days.

     Glossary of Terms:
     FHLB  - Federal Home Loan Bank
     FNMA  - Federal National Mortgage Corporation
     FRN   - Floating Rate Note
     MTN   - Medium Term Note

PORTFOLIO OF INVESTMENTS
September 30, 2004  (unaudited)                 AllianceBernstein Money Reserves

Principal
 Amount
  (000)                            Security (a)                        Yield                              Value
------------------------------------------------------------------------------------------------------------------
             COMMERCIAL PAPER -- 49.8%
             ASB Bank, Ltd.
 $ 5,000     11/08/04 (b)                                              1.68%                           $ 4,991,133
   5,000     12/03/04 (b)                                              1.83                              4,983,988
   7,563     1/26/05 (b)                                               1.90                              7,516,298
             Atlantis One Funding Corp.
   5,403     10/13/04 (b)                                              1.60                              5,400,119
   7,000     10/19/04 (b)                                              1.65                              6,994,225
   5,000     12/10/04 (b)                                              1.83                              4,982,208
   5,000     1/25/05 (b)                                               1.90                              4,969,389
             Bank of America Corp.
   8,700     11/8/04                                                   1.60                              8,685,306
   6,000     12/20/04                                                  1.87                              5,975,067
             Bank of Ireland
  10,000     12/09/04 (b)                                              1.89                              9,965,596
  11,000     1/07/05 (b)                                               1.89                             10,943,555
             Banque Caisse d'Epargne L'Etat
   8,700     12/23/04                                                  1.13                              8,677,334
  10,000     1/28/05                                                   1.96                              9,935,211
             Barclays Funding Corp.
  15,000     11/26/04                                                  1.84                             14,957,067
             Barton Capital Corp.
   8,000     11/16/04 (b)                                              1.78                              7,981,804
             Caisse Nationale Des Caisses D'epargne
  15,000     11/10/04 (b)                                              1.64                             14,972,667
             CDC Commercial Paper, Inc.
  10,000     11/15/04 (b)                                              1.60                              9,980,000
  12,000     11/12/04 (b)                                              1.65                             11,976,900
             Citigroup Global Markets Holdings, Inc.
  25,000     10/19/04                                                  1.57                             24,980,375
             Danske Corp.
   8,700     10/25/04                                                  1.56                              8,690,952
             Depfa Bank Plc
  12,000     11/12/04 (b)                                              1.64                             11,977,040
   9,000     12/10/04 (b)                                              1.80                              8,968,588
             Edison Asset Securitization
  11,750     12/06/04 (b)                                              1.79                             11,711,440
             European Investment Bank
   6,000     10/6/04                                                   1.50                              5,998,750
             Fairway Finance Corp.
   3,373     12/15/04 (b)                                              1.86                              3,359,930
             Fountain Square Commerce Funding
   5,000     11/15/04 (b)                                              1.76                              4,989,000
  10,000     11/24/04 (b)                                              1.83                              9,972,550
             Galaxy Funding, Inc.
  12,000     11/24/04 (b)                                              1.67                             11,969,940
  10,000     11/29/04 (b)                                              1.84                              9,969,844
             General Electric Capital
  15,000     10/20/04                                                  1.61                             14,987,254
   5,000     11/8/04                                                   1.63                              4,991,397
  10,000     12/8/04                                                   1.80                              9,966,000

Principal
 Amount
  (000)                            Security (a)                        Yield                              Value
------------------------------------------------------------------------------------------------------------------
             Giro Balanced Funding
  10,000     10/06/04 (b)                                              1.58                              9,997,806
  10,000     10/15/04 (b)                                              1.74                              9,993,233
   7,000     10/18/04 (b)                                              1.75                              6,994,215
             HBOS Treasury Services Plc
   5,000     11/5/04                                                   1.64                              4,992,052
   4,300     11/10/04                                                  1.64                              4,292,164
   3,000     11/16/04                                                  1.66                              2,993,637
  10,000     12/17/04                                                  1.68                              9,964,067
             HSBC Bank Plc
  17,000     11/9/04                                                   1.64                             16,969,797
  10,000     1/25/05                                                   1.98                              9,936,200
             ING Insurance Holdings, Inc.
   8,000     12/3/04                                                   1.80                              7,974,800
             Jupiter Securitization Corp.
   6,171     10/12/04 (b)                                              1.60                              6,167,983
             Kitty Hawk Funding
  17,000     10/12/04 (b)                                              1.60                             16,991,689
  10,000     11/15/04                                                  1.76                              9,978,000
             Landesbank Baden-Wurttemberg
  12,000     11/16/04                                                  1.65                             11,974,700
             Natexis Banque
  10,000     10/18/04                                                  1.61                              9,992,397
   4,000     11/22/04                                                  1.68                              3,990,294
             Network Rail Finance Plc
   5,000     10/14/04 (b)                                              1.17                              4,997,888
  10,000     10/19/04 (b)                                              1.53                              9,992,350
  15,000     10/06/04 (b)                                              1.58                             14,996,708
   9,000     11/22/04 (b)                                              1.70                              8,977,900
             Newport Funding Corp.
  15,000     11/16/04 (b)                                              1.78                             14,965,883
             Nordea North America, Inc.
   5,000     11/18/04                                                  1.79                              4,988,100
             Nordeutsche Ladesbank
   7,000     11/09/04 (b)                                              1.64                              6,987,563
  15,000     11/15/04 (b)                                              1.65                             14,969,063
  10,000     11/10/04 (b)                                              1.73                              9,980,778
   7,000     11/16/04 (b)                                              1.73                              6,984,526
             Northern Rock Plc
   4,200     10/08/04 (b)                                              1.51                              4,198,771
   5,000     10/21/04 (b)                                              1.59                              4,995,583
   3,000     10/22/04 (b)                                              1.59                              2,997,218
   2,000     11/19/04 (b)                                              1.63                              1,995,563
             Old Line Funding
   7,802     12/20/04 (b)                                              1.87                              7,769,578
             Private Export Funding
   6,000     1/06/05 (b)                                               1.90                              5,969,283
             Prudential Plc
   4,000     10/08/04 (b)                                              1.52                              3,998,818
  15,000     11/02/04 (b)                                              1.63                             14,978,266
   7,000     12/13/04 (b)                                              1.79                              6,974,592
             Royal Bank Scotland Plc
  20,000     11/1/04                                                   1.65                             19,971,583
             San Paolo Financial
   5,711     11/19/04                                                  1.68                              5,697,941

Principal
 Amount
  (000)                            Security (a)                        Yield                              Value
------------------------------------------------------------------------------------------------------------------
             Santander Finance
   7,000     11/10/04                                                  1.65                              6,987,206
  15,000     11/22/04                                                  1.75                             14,962,083
             Sheffield Receivables
  13,000     10/21/04 (b)                                              1.78                             12,987,145
             Societe Generale
   6,600     12/23/04                                                  1.12                              6,582,957
             Swedbank Forenings
   9,050     12/9/04                                                   1.79                              9,018,951
             Windmill Funding Corp.
  13,000     10/04/04 (b)                                              1.59                             12,998,278
   5,000     11/08/04 (b)                                              1.64                              4,991,344
   5,000     10/28/04 (b)                                              1.68                              4,993,700
                                                                                                       -----------
             Total Commercial Paper
             (amortized cost $690,533,580)                                                             690,533,580
                                                                                                       -----------
             CERTIFICATES OF DEPOSIT -- 24.4%
             Banco Bilbao Vizcaya
  16,500     1.67%, 11/22/04                                           1.66                             16,500,119
             Bank of Nova Scotia
   9,000     1.63%, 11/03/04                                           1.63                              9,000,000
             Branch Banking & Trust
   5,700     1.56%, 10/01/04                                           1.56                              5,700,000
             Caylon
  10,000     1.53%, 10/15/04                                           1.52                             10,000,019
             Citibank NA
  10,000     1.65%, 11/15/04                                           1.65                             10,000,000
   8,000     1.68%, 11/23/04                                           1.68                              8,000,000
             Credit Agricole Indosuez
   8,600     1.26%, 12/29/04                                           1.26                              8,600,000
             Credit Lyonnais Bank
   8,000     1.23%, 12/31/04                                           1.14                              8,001,684
             CS First Boston Corp.
  11,000     1.65%, 11/12/04 (b)                                       1.65                             11,000,000
  10,000     1.85%, 11/29/04 (b)                                       1.85                             10,000,000
             Deutsche Bank
  17,800     1.25%, 10/25/04                                           1.20                             17,800,582
             Dexia CLF Finance Co.
   8,700     1.14%, 12/29/04 (b)                                       1.14                              8,700,000
  17,000     1.73%, 11/08/04 (b)                                       1.73                             17,000,000
             Fortis Funding
  18,000     1.15%, 10/15/04 (b)                                       1.60                             17,996,885
             HBOS Treasury Services Plc
   8,700     1.14%, 12/31/04                                           1.14                              8,700,000
             HSBC Bank Plc
  15,000     1.26%, 1/13/05                                            1.88                             14,972,870
             HSH Norbank AG
  12,500     1.85%, 2/01/05 (b)                                        1.85                             12,500,000
   5,000     1.88%, 1/24/05 (b)                                        1.88                              5,000,000
             Landesbank Baden-Wurttemberg
   8,000     1.37%, 10/15/04                                           1.36                              8,000,015
             Landesbank Hessen Thueringen
   9,500     1.66%, 11/18/04                                           1.66                              9,500,032
             Nordea Bank Finland Plc
  10,000     1.45%, 11/15/04                                           1.45                             10,000,000
   6,000     1.89%, 1/24/05                                            1.89                              6,000,000

Principal
 Amount
  (000)                            Security (a)                        Yield                              Value
------------------------------------------------------------------------------------------------------------------
            Royal Bank Scotland Plc FRN
   7,000     1.74%, 6/20/05                                            1.77                              6,998,476
             Southtrust Bank NA
  10,000     1.51%, 10/12/04                                           1.51                             10,000,000
             Toronto Dominion Bank
  11,000     1.78%, 11/18/04                                           1.78                             11,000,000
             Washington Mutual
   6,000     1.64%, 10/26/04                                           1.64                              6,000,000
   6,000     1.72%, 11/19/04                                           1.72                              6,000,000
             Wells Fargo Bank
   5,000     1.69%, 11/09/04                                           1.69                              5,000,000
  14,000     1.71%, 11/08/04                                           1.71                             14,000,000
  20,000     1.74%, 11/02/04                                           1.74                             20,000,000
             WestLB AG
  10,000     1.59%, 10/20/04 (b)                                       1.59                             10,000,000
   6,000     1.76%, 12/17/04 (b)                                       1.76                              6,000,000
  10,000     1.76%, 12/27/04 (b)                                       1.76                             10,000,000
                                                                                                       -----------
             Total Certificates of Deposit
             (amortized cost $337,970,682)                                                             337,970,682
                                                                                                       -----------
             CORPORATE OBLIGATIONS -- 14.1%
             Bank of America Corp.
  10,000     1.62%, 10/28/04                                           1.62                             10,000,000
             Beta Finance, Inc.
  10,000     1.43%, 10/27/04 MTN (b)                                   1.43                              9,999,918
   6,500     1.83%, 1/28/05 FRN (b)                                    1.85                              6,500,000
  17,500     1.83%, 2/09/05 FRN (b)                                    1.82                             17,500,313
             Centauri Corp. FRN
  10,000     1.78%, 8/25/05                                            1.78                             10,000,000
  12,500     1.83%, 1/28/05 (b)                                        1.83                             12,499,797
             Chase Bank USA FRN
  18,800     1.70%, 5/11/05                                            1.70                             18,800,000
             Dorada Finance, Inc. FRN
  12,000     1.68%, 8/25/05 (b)                                        1.68                             12,000,000
  13,000     1.83%, 1/26/05 (b)                                        1.83                             13,000,000
             Greenwich Capital Holdings Funding Corp.
  20,000     1.77%, 12/20/04 FRN (b)                                   1.77                             20,000,000
             K2 (USA) Llc FRN
  17,000     1.81%, 3/24/05 (b)                                        1.82                             16,999,220
             Sigma Finance, Inc. FRN MTN
  10,000     1.75%, 8/17/05 (b)                                        1.77                             10,001,482
  10,000     1.79%, 9/23/05 (b)                                        1.82                              9,997,301
  10,000     1.98%, 12/17/04 (b)                                       1.87                             10,002,482
             US Bank
  17,500     1.78%, 1/04/05                                            1.80                             17,499,244
                                                                                                       -----------
             Total Corporate Obligations
             (amortized cost $194,799,757)                                                             194,799,757
                                                                                                       -----------
             U.S. GOVERNMENT SPONSORED AGENCY OBLIGATIONS -- 6.0%
             Federal Home Loan Bank
   4,800     1.17%, 12/16/04                                           1.17                              4,800,000
             Federal National Mortgage Association
  10,000     1.54%, 10/28/04 FRN                                       1.58                              9,999,705
  68,000     1.58%, 2/11/05 FRN                                        1.60                             67,995,035
                                                                                                       -----------
             Total U.S. Government Sponsored Agency Obligations
             (amortized cost $82,794,740)                                                               82,794,740
                                                                                                       -----------

Principal
 Amount
  (000)                            Security (a)                        Yield                              Value
------------------------------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS-5.6%
             Dresdner Bank
   8,000     1.90%, dated 9/30/04, due 10/01/04 in the amount of
             $8,000,422 (cost $8,000,000; collateralized by
             $8,170,000 U.S. Treasury Note, 2.37%, due 8/15/06,
             value $$8,164,271) (c)                                    1.90                              8,000,000
             Goldman Sachs & Co.
  70,000     1.79%-1.90%, dated 9/28/04 to 9/30/04, due 10/01/04
             to 10/29/04 in the amount of $129,829,015
             (cost $70,000,000; collateralized by $131,990,460
             FHLBs and FNMAs, 5.50% to 7.50%, due 08/01/16 to
             10/01/34, value $132,600,001) (c)                         1.70-1.90                        70,000,000
                                                                                                   ---------------
             Total Repurchase Agreements
             (amortized cost $78,000,000)                                                               78,000,000
                                                                                                   ---------------
             TOTAL INVESTMENTS - 99.9%
             (amortized cost $1,384,098,759)                                                         1,384,098,759
             Other assets less
             liabilities - 0.1%                                                                            709,819
                                                                                                   ---------------
             NET ASSETS - 100%                                                                     $ 1,384,808,578
                                                                                                   ---------------

(a) All securities either mature or their interest rate changes in 397 days or less.
(b) Securities issued in reliance on section 4(2) or Rule 144A of the Securities and Exchange Act of 1933. Rule 144A securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate market value of these securities amounted to $658,119,336 or 47.5% of net assets.
(c)  Repurchase Agreements which are terminable within 7 days.

     Glossary of Terms:
     FRN - Floating Rate Note
     MTN - Medium Term Note

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

The following exhibits are attached to this Form N-Q:

         Exhibit No.       DESCRIPTION OF EXHIBIT

         11 (a) (1)        Certification of Principal Executive Officer Pursuant
                           to Section 302 of the Sarbanes-Oxley Act of 2002

         11 (a) (2)        Certification of Principal Financial Officer Pursuant
                           to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Capital Reserves

By:      /s/ Marc O. Mayer
         Marc O. Mayer
         Chief Executive Officer

Date:    November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         Marc O. Mayer
         Chief Executive Officer

Date:    November 29, 2004

By:      /s/ Mark D. Gersten
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    November 29, 2004